Significant Accounting Policies - Revenue recognition (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid credit package expiration rate (in percent)	15.00%	17.00%	15.00%
Minimum
Number of lesson credits in prepaid credit package	20
Validity period of lesson credits in prepaid credit package	3 months
Duration of prepaid membership package	3 months
Maximum
Number of lesson credits in prepaid credit package	720
Validity period of lesson credits in prepaid credit package	60 months
Duration of prepaid membership package	36 months
Number of lessons per day students can book within membership period	1